Pension Benefits - Summary of major categories of plan assets (Detail) - Pension defined benefit plans [member]	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Portfolio Of Plan Assets In Percentage Terms [Line Items]
Cash and cash equivalents	1.00%	2.00%
Equity instruments	51.00%	50.00%
Debt instruments	45.00%	46.00%
Other	3.00%	2.00%
Percentage Contributed To Fair Value Of Plan Assets	100.00%	100.00%